Determination of fair values	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Determination of fair values
22. Determination of fair values
Certain of the Company’s accounting policies and disclosures require the determination of fair value for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes using the following methods.
Financial assets and financial liabilities
In establishing fair value, the Company uses a fair value hierarchy based on levels as defined below:
•Level 1: defined as observable inputs such as quoted prices in active markets.
•Level 2: defined as inputs other than quoted prices in active markets that are either directly or indirectly observable.
•Level 3: defined as inputs that are based on little or no observable market data, therefore requiring entities to develop their own assumptions.
The Company has determined that the carrying amounts of its current financial assets and financial liabilities approximate their fair value given the short-term nature of these instruments.
The fair value of the variable interest rate non-current liabilities approximates the carrying amount as the liabilities bear interest at a rate that varies according to the market rate.
As at December 31, 2021 and December 31, 2020, financial instruments measured at fair value in the consolidated statements of financial position were as follows:

	Notes	Fair value hierarchy	December 31, 2021	December 31, 2020
			$	$
Advances to a third party independent sales organization	7	Level 3	16,616	46,680
LPP put option liability	11	Level 3	531	1,036
Investments		Level 3	1,148	1,148
Investments		Level 1	1,112	1,093
Contingent considerations	4, 11	Level 3	3,004	—

The following table presents the changes in level 3 items for the years ended December 31, 2021 and 2020:

	Advances to a third party independent sales organization	LPP put option liability	Investments	Contingent considerations
	$	$	$	$
Balance at December 31, 2019	51,175	1,453	1,148	8,470
Payment	—	—	—	(6,000)
Merchant residuals received, net of interest on advances to a third party	(7,222)	—	—	—
Acquisition	3,240	—	—	—
Fair value remeasurement	(513)	(417)	—	(2,470)
Balance at December 31, 2020	46,680	1,036	1,148	—
Business combinations	—	—	—	3,004
Merchant residuals received, net of interest on advances to a third parties	(6,468)	—	—	—
Settlement of advances to a third party	(23,687)	—	—	—
Fair value remeasurement	91	(505)	—	—
Balance at December 31 2021	16,616	531	1,148	3,004
Fair value remeasurement is recognized in selling, general and administrative expenses. Below are the assumptions and valuation methods used in the level 3 fair value measurements:
•the fair value assumptions and method used for the advances to a third party independent sales organization are disclosed in note 7.
•Contingent considerations outstanding as at December 31, 2021 include the Base and the Mazooma contingent considerations. The fair value of contingent considerations is determined using a formula specified in the purchase agreement. The main assumption is the forecast of expected future cashflows. Changes made to the initial purchase price allocation of Base to reflect facts and circumstances that existed at the acquisition date are disclosed in note 4.
Varying the estimated growth rate for Base contingent consideration to reflect a 2% increase or decrease would have the following effects on the carrying balance.

	December 31, 2021
	Increase	Decrease
	$	$
Effect in change in assumption on
Base contingent consideration	86	(80)
Varying the estimated growth rate or the discount rate of the Mazooma contingent consideration to reflect a 2% increase or decrease would not have any effects on the carrying balance of nil.
•The LPP contingent consideration was fully paid as at March 31, 2020.
Varying the discount rate for advances to a third party independent sales organization to reflect a 2% increase or decrease would have the following effects on the carrying balance.

	December 31, 2021
	Increase	Decrease
	$	$
Effect in change in assumption on
Advances to third party independent sales organization	(1,108)	999

	December 31, 2020
	Increase	Decrease
	$	$
Effect in change in assumption on
Advances to third party independent sales organization	(2,895)	3,225